INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of components of the expense for income taxes

Significant components of the expense for income taxes for the period from January 23, 2014 to December 31, 2014 are as follows:

Current:
Federal	$(4,752)
State and local	(1,198)

Total current	(5,950)
Deferred:
Federal	1,087
State and local	208

Total deferred	1,295

$(4,655)

Schedule of reconciliation of income taxes computed at the United States federal statutory tax rate to income tax expense

The reconciliation of income taxes computed at the U.S. federal statutory tax rate to income tax expense for the year ended December 31, 2014 is as follows:

Income tax expense at U.S. statutory rate	$(3,222)
Tax effect from:
Earnings while a S corporation	499
Loss on noncontrolling interest	(79)
Adoption of C corporation status	(2,965)
State income taxes, net of federal benefit	(351)
Change in fair value of redeemable common shares	3,176
Termination of existing stock redemption agreement	(1,695)
Other non-deductible expenses	(271)
Other	253

Income tax expense	$(4,655)

Schedule of components of the entity's deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities at December 31, 2014 are as follows:

Deferred tax assets:
Inventories	$449
Compensation and benefits	2,731
Allowance for doubtful accounts	1,180
Other temporary differences	488

Total deferred tax assets	4,848
Deferred tax liabilities:
Property and intangible assets	(2,853)
Prepaid expenses	(700)

Total deferred tax liabilities	(3,553)

Net deferred tax assets	$1,295